Schedule of undiscounted lease payments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right-of-use Assets And Lease Liabilities
Six months ending December 31, 2026		$ 149,488
Year ending December 31, 2027		288,000
Year ending December 31, 2028		168,000
Total undiscounted lease payments		605,488
Less: imputed interest		(46,216)
Total lease liabilities	$ 432,170	$ 559,272	$ 687,749